Document and Entity Information	Nov. 06, 2025
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001599617
Document Type	8-K/A
Document Period End Date	Nov. 06, 2025
Entity Registrant Name	DNOW INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36325
Entity Tax Identification Number	46-4191184
Entity Address, Address Line One	7402 North Eldridge Parkway
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77041
City Area Code	(918)
Local Phone Number	742-5531
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01
Trading Symbol	DNOW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) is being filed by DNOW Inc., a Delaware corporation (the “Company”), to amend and supplement its Current Report on Form 8-K filed with the Securities and Exchange Commission on November 6, 2025 (the “Original Report”). As previously disclosed in the Original Report, on November 6, 2025, the Company completed its acquisition of MRC Global Inc., a Delaware corporation (“MRC Global”) and its subsidiaries.